Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Schedule of Lond-term Debt

Our debt consisted of the following (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Senior Secured Asset-Based Revolving Credit Facility	$—	$—	$44,300
Senior Secured Term Loan Facility, due July 2022 net of discount of $1.8 million, $2.6 million and $2.9 million, respectively	1,429,667	1,466,402	1,470,695

Total debt	1,429,667	1,466,402	1,514,995

Less current maturities	(18,250)	(34,116)	(18,250)
Less deferred loan costs (1)	(2,532)	(3,744)	(4,136)

Total long-term debt	$1,408,885	$1,428,542	$1,492,609

(1)	These costs are related to the 2015 Term Loan Facility.

The following table provides further detail regarding these repurchases (amounts in millions):

	Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019
Gross principal repurchased	$23.9	$147.7
Reacquisition price of debt	$16.0	$104.6
Net gain recognized	$7.8	$42.3

New Academy Holding Company, LLC
Schedule of Lond-term Debt

Our debt consisted of the following (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Senior Secured Asset-Based Revolving Credit Facility	$—	$—
Senior Secured Term Loan Facility, due July 2022 net of discount of $2.6 million and $4.0 million, respectively	1,466,402	1,630,890

Total debt	1,466,402	1,630,890

Less current maturities	(34,116)	(68,305)
Less deferred loan costs (1)	(3,744)	(5,830)

Total long-term debt	$1,428,542	$1,556,755

(1)	These costs are related to the 2015 Term Loan Facility (as defined below).

 The following table provides further detail regarding these repurchases (amounts in millions):

	Fiscal Year Ended
	February 1, 2020	February 3, 2018
Gross principal repurchased	$147.7	$26.2
Reacquisition price of debt	$104.6	$19.7
Net gain recognized	$42.3	$6.3

Summary of Scheduled Principal Payment on Debt	As of February 1, 2020, scheduled principal payments on our debt are as follows (amounts in thousands):

Fiscal Year
2020	$34,116
2021	18,250
2022	1,416,627

Total	$1,468,993